Related parties	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related parties

12. Related parties

The Company’s research and development expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	Six Months Ended June 30, 2022
	Third Parties	Related Parties	Total
(in Euros)	(Unaudited)
Consultants & other third parties	€298,265	€40,000	€338,265
Materials & supplies	837,098	-	837,098
Compensation (including share-based)	162,167	215,761	377,928
Travel & entertainment	65,938	-	65,938
Other	21,350	-	21,350
Total	€1,384,818	€255,761	€1,640,579

	Six Months Ended June 30, 2021
	Third Parties	Related Parties	Total
(in Euros)	(Unaudited)
Consultants & other third parties	€525,978	€1,541,526	€2,067,504
Materials & supplies	717,905	-	717,905
Compensation (including share-based)	221,900	179,480	401,380
Travel & entertainment	10,445	-	10,445
Other	2,000	-	2,000
Total	€1,478,228	€1,721,006	€3,199,234

Research and development expenses mainly refer to LVV (Lentiviral Vector for Gene therapy) production activities and to preclinical and clinical activities mainly at the San Raffaele Hospital in Milan. Specifically, the related party research and development expenses refer to the costs of preclinical and clinical activities charged by San Raffaele Hospital.

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	Six Months Ended June 30,2022
	Third Parties	Related Parties	Total
(In Euros)	(Unaudited)
Compensation (including share-based)	€522,012	€421,558	€943,570
Accounting, legal & other professional	376,642	-	376,642
Facility & insurance related	3,873	7,457	11,330
Consultants & other third parties	384,243	-	384,243
Other	794,248	3,525	797,773
Total	€2,081,018	€432,540	€2,513,558

	Six Months Ended June 30,2021
	Third Parties	Related Parties	Total
(In Euros)	(Unaudited)
Compensation (including share-based)	€258,514	€150,000	€408,514
Accounting, legal & other professional	181,354	-	181,354
Facility & insurance related	1,712	7,197	8,909
Consultants & other third parties	127,988	-	127,988
Other	115,471	-	115,471
Total	€685,039	€157,197	€842,236

The Company’s accounts payable to related parties are comprised as follows:

	At June 30,	At December 31,
	2022	2021
(in Euros)	(Unaudited)
San Raffaele Hospital	€265,616	€25,047
Carlo Russo	8,208	-
Richard Slansky	3,830	-
Total	€277,654	€25,047

The Company’s accrued expenses to related parties are comprised as follows:

	At June 30	At December 31
	2022	2021
(in Euros)	(Unaudited)
San Raffaele Hospital (OSR)	€172,359	€19,201
Executive bonus	-	25,000
XDG Biomed	-	34,438
Financial consultant	-	53,502
Total	€172,359	€132,141

The increase in San Raffaele Hospital (OSR) account payables balance and accrued expenses compared to December 31, 2021, was due to a delay in the invoicing process by OSR.

The Company has identified the following related parties:

●	Pierluigi Paracchi (director and co-founder of the Company);

●	Luigi Naldini (co-founder of the Company and executive scientific board chairman);

●	Bernard Rudolph Gentner (co-founders of the Company and member of scientific advisory board);

●	Carlo Russo (Chief Medical Officer, operating by his Company XDG Biomed LLC); and,

●	Richard Slansky (Chief Financial Officer);

●	Spafid S.pA. (shareholder ownership > 5%)

●	Ospedale San Raffaele (co-founder of the Company, shareholder, main service provider for clinical activity and licensor of brands of any product that can be obtained through research).

These parties could exercise significant influence on the Company’s strategic decisions, behavior, and future plans.

The following is a description of the nature of the transactions between the Company and these related parties:

Pierluigi Paracchi

Mr. Pierluigi Paracchi, President and Chairman of the Company prior to the conversion, is the current Chief Executive Officer, Vice-Chairman, as well as co-founder. His annual compensation, until December 16, 2021, amounted to €250,000 per year plus an annual performance bonus of €50,000, which was earned in the period July-June of each year payable after Board of Director’s approval. On December 17, 2021, his arrangement with the Company was changed and he became employed by the Company as chief executive officer (aka general manager in Italy), with an annual gross salary of €420,000 plus a 20% annual bonus subject to Board of Director’s approval. Mr. Paracchi also has use of a company car, for which the Company entered an operating leasing agreement in February 2022.

In April 2022, Mr. Paracchi received a bonus of €50,000 (gross amount), of which €23,000 related to the activity performed in the second half of 2021 and €37,000 related to the activity performed in the first few months of 2022.

For the six months ended June 30, 2022, the Company expensed €248,242 and €150,000, respectively, for Mr. Paracchi’s compensation.

For the six months ended June 30, 2022, the Company accrued approximately €14,000 for the retirement benefit obligation of Mr. Paracchi, as it is provided by the new employment agreement he has as an executive.

Luigi Naldini/Bernard Rudolph Gentner

Drs. Naldini and Gentner are co-founders of Genenta and part of the SAB – Scientific Advisory Board, with Dr. Naldini as Chairman, and Dr. Gentner as a member. Dr. Naldini has an advisory agreement approved by the Board of Directors and performs the pre-clinical studies for the Company. In particular, the pre-clinical experiments are in solid tumor indications. The agreement with Dr. Naldini, signed in 2019, in place during the six months ended June 30, 2022, provided for an annual fee of €50,000, and the Company expensed and paid €25,000 as of June 30, 2022, and June 30, 2021, respectively.

Dr. Gentner, like Dr. Naldini, oversees pre-clinical research related to the Company’s platform technology. In addition, he analyzes clinical biological data. The last agreement with Dr. Gentner, which is still in force, was signed in 2017. His annual fee is €30,000. For the six months ended June 30, 2022, and June 30, 2021, the Company expensed and paid €15,000, respectively.

XDG Biomed LLC/Carlo Russo

XDG Biomed is the LLC of Dr. Carlo Russo. Dr. Russo has a single contract signed by XDG and the Company that was approved by the Board of Directors and was subject to multiple amendments. In particular, Dr. Russo, via XDG, served as the Company’s Chief Medical Officer and Head of Development pre-IPO. Dr. Russo is responsible for the clinical development of Temferon™, the Company’s gene therapy platform. The recurring fee for Dr. Russo’s services until the IPO date (i.e., December 15, 2021) was €300,000 per year, plus a performance bonus of €50,000 for the period July-June of each year and payable after Board of Directors approval. From the IPO date, Dr. Russo has been employed by the US Subsidiary with the same title, role and responsibilities under a new employment agreement. The annual gross salary of Dr. Russo as an employee of the Company amounts to $500,000 per year, plus a 30% annual bonus subject to Board of Director approval.

For the six months ended June 30, 2022, and June 30, 2021, the Company expensed €215,761 and €175,000, respectively, related to Dr. Russo as an employee and XDG Biomed LCC as an advisor, respectively.

In April 2021, Dr. Russo was awarded a stock option grant, which was immediately vested and exercised, with a value accrued in the Consolidated Statement of Operations and Comprehensive Loss of €179,480.

At December 31, 2021, €25,000 was accrued as a bonus for the six months ended June 30, 2021, based on the agreement in place with XDG Biomed LLC, but subsequently during the six months ended June 30, 2022, the bonus was not approved by the Board of Directors; and therefore, reversed in the Company’s Consolidated Statement of Operations and Comprehensive Loss.

Richard Slansky

Mr. Richard Slansky is the Chief Financial Officer of the Company. He was engaged in late 2020 by the Company to assist with financial, accounting and audit support under an advisory agreement until the end of October 2021. On November 1, 2021, he joined the Company full time and has been employed as Chief Financial Officer.

During the six months ended June 30, 2021, by the advisory agreement, Mr. Slansky invoiced Genenta for €42,224.

In April 2021, Mr. Slansky was awarded a stock option grant, which was immediately vested and exercised, with value accrued in the Company’s Consolidated Statement of Operations and Comprehensive Loss of €54,388.

At December 31, 2021, a bonus was accrued, after the success of the IPO, in the amount of $50,000 and paid in early 2022.

Under the new employment agreement, which started on November 1, 2021, Mr. Slansky is entitled to receive a gross annual compensation of $300,000 per year, plus a 30% annual bonus subject to Board of Director approval.

During the six months ended June 30, 2022, the Company recorded a total cost for Mr. Slansky amounting to €173,317.

Spafid SpA

Spafid is a Genenta shareholder with an ownership greater than 5%. Spafid is also a service provider to Genenta. The engagement started on May 20, 2021, and relates to several services concerning corporate governance activities as shareholders book and shareholders meeting management, shares dematerialization and centralization, etc.

For the six months ended June 30, 2022, Spafid invoiced the Company €3,525, which was recorded in the Company’s Consolidated Statements of Operations and Comprehensive Loss as a general & administrative expense. No expenses were incurred in the six months ended June 30, 2021.

OSR – San Raffaele Hospital

OSR - San Raffaele Hospital is a co-founder of the Company and a shareholder with an ownership greater than 5%, and the Company is a corporate and research spin-off of OSR. OSR is one of the leading biomedical research institutions in Italy and Europe, with a 45-year history of developing innovative therapies and procedures. The Company has agreements to license technology, to perform research, pre-clinical and clinical activities, as well as to lease facilities and obtain certain other support functions. The Company’s headquarters is currently in an OSR facility.

License Agreement

The Company has a License Agreement with OSR entered in December 2014, for the exclusive use of different patents. In particular, OSR granted the Company an exclusive, world-wide, royalty bearing license under certain technology to conduct research and develop, make, use, import and sell licensed products. The License Agreement covers patents and patent applications, as well as proprietary technologies. The Company’s rights to use these patents and patent applications and to utilize the inventions claimed in these licensed patents are subject to the continuation of, and the Company’s compliance with, the terms of the license agreement.

Based on the preclinical studies conducted by OSR, in particular by its SR-TIGET Institute (San Raffaele Telethon Institute for Gene Therapy), on a specific gene therapy strategy with respect to lympho-hematopoietic indication and/or solid cancer indication, the Company decided to develop a new therapy to treat cancer through a cell and gene therapy strategy. The “Field of Use” as defined in the License Agreement is:

a)	Lympho-Hematopoietic Indication[1]; and,

b)	Solid Cancer Indication.

The agreement provided for an upfront fee of €250,000 (which was paid in 2015), future option fees are as follows:

●	option fee on the first indication = €1.0 million (subsequently reduced to €0.5 million);

●	option fee on the second indication = €0.5 million;

●	option fee on the third indication = €0.3 million; and,

●	option fee on any additional indications = no license fee.

[1] The Company later amended the License Agreement focusing on GBM options. The TEM-MM option fee has never been exercised and instead the related research was abandoned in early 2021.

In addition, the Company is obligated make payments on milestones depending on the Field of Use (as defined in the agreement) and pay royalties of 4% of net sales of each Licensed Product (as defined in the License Agreement).

In connection to the License Agreement, the Company engaged OSR to provide certain research activities regarding the Licensed Products in the Field of Use, based on a mutually agreed study plan and utilizing the extensive resources at OSR. (See Note 13. Commitments and contingencies.) In consideration of the research activities provided by OSR, the Company agreed to pay scientific collaboration research fees in advance. In December 2014, the Company and OSR signed a Scientific Collaboration Agreement and subsequently modified the Agreement with Research Addenda 1, 2 and 3 in 2016, 2017 and 2018, respectively. During the six months ended June 30, 2022 and June 30, 2021, there were no costs incurred for the above activities.

The protocol TEM-GBM_001 received approval by national Competent Authorities in September 2018 and recruited the first patient in April 2019.

License Agreement Amendment #2

In February 2019, the Company and OSR entered into Amendment #2 of the License Agreement to conduct a clinical trial according to the protocol TEM-GBM_001 and EudraCT 2018-001404-11 entitled: “A phase I/IIa dose escalation study evaluating the safety and efficacy of autologous CD34+ enriched hematopoietic progenitor cells genetically modified with a lentiviral vector encoding for the human interferon-α2 in patients with GBM who have an unmethylated O-6-methylguanine-DNA methyltransferase gene promoter.” In Amendment #2, the Company and OSR also revised the license fee requirement for the first Solid Cancer indication (GBM). In relation to the GBM trial, the Company and OSR agreed that the Company would be obligated to pay OSR the €1.0 million Option Fee only in the event that the Company was able to dose its tenth patient. Under this Amendment, the Company is also obligated to pay for the costs of the study-related procedures performed on the patients recruited in the trial, according to periodic study reports delivered by OSR. The first GBM patient was recruited in April 2019 and related clinical activity costs were recorded by the Company. During the six months ended June 30, 2022 and June 30, 2021, the comparable costs incurred and expensed for the GBM program were approximately €0.3 million and €0.8 million, respectively.

Under Amendment #2, the Company is obligated to cover the costs of the study-related procedures performed on the patients recruited in the Trial, according to periodic study reports delivered by OSR.

License Agreement Amendment #3

In December 2020, the Company and OSR entered into Amendment #3 of the License Agreement: The initial €1.0 million payment in the event of the tenth patient dosed in the GBM trial was reduced to €0.5 million, in exchange for the Company’s agreement to exercise a second option for an additional Solid Cancer indication (possibly Liver Cancer) and an agreement to execute a Sponsored Research Agreement in February 2021. Note: If the Company was not able to obtain approval from the competent authorities to initiate a human clinical trial on or before September 30, 2021, the Company had the right, at no additional costs, to convert this second solid cancer option to an “Alternate Indication,” i.e., an indication other than liver cancer. This right was updated in License Agreement Amendment #4 (see below).

In summary, the Amendment #3 formalized the new arrangement as follows:

-	exercise of option fee on the first solid cancer indication = €0.5 million (accrued in 2019, since it was considered probable, and paid in December 2020); plus,

-	commitment to enter into a Sponsored Research Agreement by February 2021; and,

-	exercise of option fee on the second indication = €0.5 million (accrued at December 31, 2020 and was paid on June 30, 2021).

At June 30, 2022, no milestones were achieved related to any indication, as provided by License Agreement and subsequent amendments; therefore, no such payments were due to OSR. The Company paid €1.25 million to OSR, since inception under the License Agreement. No events have occurred or have been achieved (and none are considered probable) to trigger any contingent payments under the License Agreement during the six months ended June 30, 2022. For information relating to the contingency payments or future milestones for these indications, please refer to Note 13 - Commitments and Contingencies.

OSR may terminate the Company’s rights as to certain fields of use for the Company’s failure to develop (a) with respect to a solid cancer indication, upon third anniversary of the date the Company exercised such option, if the Company has not filed an IND with respect to such optioned solid cancer indication specifically, as to GBM, the Company is required to file an IND regarding Temferon for GBM prior to February 2022, or (b) with respect to a lympho-hematopoietic indication, on the earlier of (i) the fifth anniversary of the initiation (first patient dosed) of the first human clinical trial for a licensed product in any lympho hematopoietic indication or solid cancer indication if a patient has not been dosed with a licensed product in a Phase 3 clinical trial, or (ii) September 1, 2025.

License Agreement Amendment #4

On September 28, 2021, the fourth amendment to the License Agreement was signed with the aim to extend the deadline for the definition of the second Solid Cancer Indication. If the Company is not able to obtain approval of the Regulatory Authorities to initiate a human clinical trial in any country with respect to solid liver cancer on or before September 30, 2022, then the Company shall have the right, at no additional cost, to convert the option exercise for the second Solid Cancer Indication to an indication (the “Alternate Indication”) other than solid liver cancer, upon written notice to OSR, such notice is to be delivered to OSR within September 30, 2022. Under the amendment, the Company will be entitled to exercise the Option set forth above with respect to any other Solid Cancer Indication for the remainder of the Option Period that will expire on December 23, 2022, and shall not be subject to further extensions.

At June 30, 2022, the cumulative total amount of expenses for the OSR clinical trial activity from inception amounted to approximately €9.0 million and it includes the cost for the exercise of the first and the second Solid Cancer indication Option fee of €1.0 million.

License Agreement Amendment #5

On January 22, 2022, the fifth amendment to the License Agreement was signed with the aim to clarify certain terms. It has been stated that solely with respect to GBM, “IND” means an investigational new drug application (including any amendment or supplement thereto) submitted to the FDA pursuant to Part 312 of Title 21 of the U.S. Code of Federal Regulations. IND shall include any comparable filing(s) outside the United States of America for the investigation of any product in any other country or group of countries (such as a Clinical Trial Application, or CTA, in the European Union).

In addition, with respect to Licensed Products for GBM, Genenta commits to carry out a Phase III Clinical Trial also in US.

With respect to GBM, Genenta shall pay to OSR an additional Milestone Payment equal to €350,000 upon the first patient being dosed in a Phase III Clinical Trial in US with respect to a Licensed Product for GBM.

Moreover with regards to termination rights, if Genenta has not filed an IND with respect to such Solid Cancer Indication within three (3) years from the date of the exercise of the option (or, in relation to GBM, has not dosed the first patient with a Licensed Product for GBM in a Phase III Clinical Trial started in the US within 72 months from the first patient being dosed in the first human clinical trial of such applicable Licensed Product for GBM), the termination rights shall be limited to such Licensed Product in the Terminated Solid Cancer Indication. Any further activity on such Licensed Product in the Terminated Solid Cancer Indication shall be immediately discontinued by Genenta.

As of June 30, 2022, no milestones were achieved related to any indication, as provided by the License Agreement; therefore, no payments were due to OSR, nor other contingencies exist

Research Funding Agreement

In March 2019, the Company and OSR entered a Research Funding Agreement to conduct a clinical trial according to the multiple myeloma protocol, TEM-MM-101 and EudraCT 2018-001741-14, entitled “A Phase I/II dose escalation study evaluating safety and activity of autologous CD34+ enriched hematopoietic progenitor cells genetically modified with a lentiviral vector encoding for the human interferon-α2 in multiple myeloma patients with early relapse after intensive front-line therapy.” This agreement required OSR to perform certain clinical procedures and exploratory analyses on the study population, as per the protocol approved by the relevant competent authorities. The Company was required to fund the costs of the study-related procedures performed on patients recruited in the Trial, according to periodic study reports delivered by OSR. TEM-MM-101 received approval by national Competent Authorities in November 2018 and the first TEM-MM-101 trial patient was enrolled in August 2019.

The Company discontinued the multiple myeloma program in early 2021 due to the relatively small number of eligible patients, and the highly competitive MM landscape. (See Note 13.)

Sponsor Research Agreement (SRA)

As stated above, in exchange for a reduction in the first Solid Cancer indication option fee from €1.0 million to €0.5 million, the Company agreed to enter into a Sponsored Research Agreement (SRA). The Company and OSR executed the agreement in February 2021. Under the SRA, sponsored research activities will be conducted for between €0.5 million and €1.0 million (minimum commitment €0.5 million). The activities relate to:

●	Research 1: Additional preclinical mouse model studies directed to identify Temferon effectors cells (transduced Tie2-expressing cells) and to test Temferon in combination with CAR-T in a GBM mouse model; and,

●	Research 2: Additional exploratory analyses, including single cell sequencing, to be conducted on samples collected from patients belonging to TEM-GBM_001 clinical trial aimed to deepen Temferon mechanism of action and get a broader insight on its biological activity in humans.

For the six months ended June 30, 2022, and June 30, 2021, the Company paid and expensed €375,000 and €500,000, respectively, related to the SRA. The last tranche of activities is expected to be completed and invoiced before the end of 2022.

Amendment #01 to the Agreement of March 2, 2019

On April 27, 2022 OSR and Genenta signed this Amendment #01 as an amendment to the Agreement for Clinical Trials called: “Phase I/IIa clinical trial to assess the safety and efficacy of increasing doses of autologous CD34+ hematopoietic stem cells genetically modified with a lentiviral vector encoding for the human interferon-alpha2 gene in patients with Glioblastoma Multiforme with unmethylated MGMT gene promoter” (“Clinical Trial”) relating to protocol number TEMGBM_001; EudraCT 2018-001404-11. The Agreement will have to be updated to allocate to the TEM-GBM study the fee for the personnel shares not yet accrued and originally allocated to the TEM-MM study. Specifically, the different items and their amounts are:

●	TEM-MM unspent budget to be reallocated to the TEM-GBM study:

●	Investigator €105,000

●	Data Manager €92,500

●	Total €197,500

During the six months ended June 30, 2022, the Company recorded expenses of €105,551 in the Consolidated Statement of Operations and Comprehensive Loss.

Operating leases

The Company entered into a non-cancelable lease agreement for office space in January 2020. (See Note 13. Commitments and contingencies.)